Consolidated Statements of Operations - Globallink Investment Inc [Member] - USD ($)	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023
OPERATING EXPENSES
General and administrative expenses	$ 287,590	$ 603,471	$ 259,829	$ 271,537	$ 1,310,672	$ 715,665	$ 1,569,710	$ 991,868
Provision for franchise tax expense	50,000	(6,338)	50,000	50,000	93,662	133,956	143,662	183,956
Total operating expenses	337,590	(597,133)	309,829	(321,537)	1,404,334	849,621	(1,713,372)	(1,175,824)
OTHER INCOME (LOSS)
Income on cash and investments held in Trust Account	349,494	342,667	621,793	1,257,477	1,036,806	2,550,909	1,285,520	3,090,407
Tax penalties and interest		(2,356)	(11,888)		(2,356)	(11,888)	(121,630)	(11,888)
Interest expense	(51,814)	(33,395)	(20,265)		(128,811)	(33,376)	(188,203)	(57,255)
Change in fair value of warrant liabilities	14,250	(11,799)	1,824	570	(12,369)	(4,446)	(855)	4,389
Total other income, net	311,930	295,117	591,464	1,258,047	893,270	2,501,199	974,832	3,025,653
(Loss) income before provision for income taxes	(25,660)	(302,016)	281,635	936,510	(511,064)	1,651,578	(738,540)	1,849,829
Provision for income taxes	(91,087)	(73,291)	(27,338)	(253,571)	(198,175)	(426,710)	(239,905)	(529,505)
NET (LOSS) INCOME	$ (116,747)	$ (375,307)	$ 254,297	$ 682,939	$ (709,239)	$ 1,224,868	$ (978,445)	$ 1,320,324
Redeemable Common Stock [Member]
OTHER INCOME (LOSS)
Basic weighted average shares outstanding	2,562,567	2,562,567	4,743,305	9,623,140	2,562,567	6,352,042	2,425,214	5,755,364
Diluted weighted average shares outstanding	2,562,567	2,562,567	4,743,305	9,623,140	2,562,567	6,352,042	2,425,214	5,755,364
Basic income (loss) per share	$ 0.07	$ 0.04	$ 0.09	$ 0.09	$ 0.17	$ 0.28	$ 0.26	$ 0.38
Diluted income (loss) per share	$ 0.07	$ 0.04	$ 0.09	$ 0.09	$ 0.17	$ 0.28	$ 0.26	$ 0.38
Non Redeemable Common Stock [Member]
OTHER INCOME (LOSS)
Basic weighted average shares outstanding	3,445,000	3,445,000	3,445,000	3,445,000	3,445,000	3,445,000	3,445,000	3,445,000
Diluted weighted average shares outstanding	3,445,000	3,445,000	3,445,000	3,445,000	3,445,000	3,445,000	3,445,000	3,445,000
Basic income (loss) per share	$ (0.08)	$ (0.14)	$ (0.05)	$ (0.05)	$ (0.33)	$ (0.17)	$ (0.47)	$ (0.25)
Diluted income (loss) per share	$ (0.08)	$ (0.14)	$ (0.05)	$ (0.05)	$ (0.33)	$ (0.17)	$ (0.47)	$ (0.25)